Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $99,903,070.97.
Narrative - Max Aggregate Offering Price	$ 99,903,070.97
Final Prospectus	true